SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Policies)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Basic of presentation

A.	Basis of Presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

A.	Basis of Presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

Use of estimates

B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents

C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments

D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes models.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes models.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

Accounts receivable

E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. There was no bad debt attributed to accounts receivable in the year ended June 30, 2021 and 2020, respectively. These amounts are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The allowances for Uncollectible Accounts at June 30, 2021 and December 31, 2020 were $9,478 and $3,967, respectively, as reflected in the accompanying Consolidated Balance Sheets.

E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt attributed to accounts receivable in the year ended December 31, 2020 and 2019 was $32,768 and $14,160, respectively. These amounts are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The balance of allowance for Uncollectible Accounts at December 31, 2020 and 2019 were $3,967 and $5,019, respectively, as reflected in the accompanying Consolidated Balance Sheets.

Inventories

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, CBD waters, hemp energy drinks, lemonades, cans for production, and merchandise and apparel. The Company periodically evaluates and adjusts inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at June 30, 2021, and December 31, 2020, all inventory was current, as reflected in the accompanying Consolidated Balance Sheets.

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, CBD waters, hemp energy drinks, cans for production, and merchandise and apparel. The Company periodically evaluates and adjusts inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at December 31, 2020 and 2019, all inventory was current, as reflected in the accompanying Consolidated Balance Sheets.

Property, plant and equipment

G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

Revenue recognition

J.	Revenue and Provision for Sales, Returns, and Allowances

The Company sells its products, which primarily includes its hemp energy drinks, CBD energy waters, CBD waters, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers, to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 16, Revenue, to the Consolidated Financial Statements. We also sell merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its Beverages Segment.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales, returns, and allowance at three months ending June 30, 2021 and 2020 of approximately $19,800 and $6,600, respectively, and the six months ending June 30, 2021 and 2020 of approximately $57,400 and $13,400, respectively, which is included in the revenues, net of sales returns and allowances in the accompanying Consolidated Statements of Loss.

J.	Revenue and Provision for Sales, Returns, and Allowances

The Company sells its products, which primarily includes its hemp energy drinks, CBD energy waters, CBD waters, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 16, Revenue, to the Consolidated Financial Statements. We also sell merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its Beverages Segment.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales return, and allowance at the year ending December 31, 2020 and 2019 of approximately $28,707 and $51,159, respectively, which is included in the revenues, net of sales returns and allowances in the accompanying Consolidated Statements of Loss.

Cost of revenue

K.	Cost of Revenues

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

K.	Cost of Revenues

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

Impairment of long-lived assets

L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

Income taxes

M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated June 30, 2021 and December 31, 2020, respectively.

M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and 2019, respectively.

Advertising costs

O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the three months ended June 30, 2021 and 2020, was approximately $13,600 and $3,100, respectively, and for the six months ended June 30, 2021 and 2020, was approximately $24,100 and $11,000, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the years ended December 31, 2020 and 2019, were approximately $32,700 and $125,000, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Concentration of Credit Risk

P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share

Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per-share loss is the same as basic per-share loss when there is a loss from continuing operations.

Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per-share loss is the same as basic per-share loss when there is a loss from continuing operations.

Segments

R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company then applied the management approach to the identification of its two reportable segments – the Beverages Segment, consisting of the operations of Kona, HighDrate, and Ooh La Lemin, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into two reportable segments allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 18, Segments.

R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company then applied the management approach to the identification of its two reportable segments – the Beverages Segment, consisting of the operations of Kona and HighDrate, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into two reportable segments allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 17, Segments.

Recently issued accounting pronouncements

T.	Recently Issued Accounting Pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending June 30, 2021. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

T.	Recently Issued Accounting Pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending December 31, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

S And S Beverage [Member]
Basic of presentation

A.	Basic of presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

A.	Basic of presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

Use of estimates

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents

C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments

D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Leve 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Leve 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Accounts receivable

E.	Accounts receivable

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. No bad debt was recorded in the accompanying statement of income one month ending January 31, 2021 and 2020, respectively. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, no provision is deemed necessary for sales returns and all accounts were deemed collectible at December 31, 2020. The balance of allowance for Uncollectible Accounts as of January 31, 2021 and December 31, 2020 is $24,280, respectively.

E.	Accounts receivable

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. No bad debt was recorded in the accompanying statement of income years ending December 31, 2020 and 2019, respectively. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, no provision is deemed necessary for sales returns and all accounts were deemed collectible at December 31, 2020 and 2019, respectively. The balance of allowance for Uncollectible Accounts as of December 31, 20120 and 2019 is $24,280 and $0, respectively.

Inventories

F.	Inventories

The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished goods and freight. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of the balance sheets dated January 31, 2021 and December 31, 2020, all inventory is current.

F.	Inventories

The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished goods and freight. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of the balance sheet dated December 31, 2020 and December 31, 2019, all inventory is current.

Property, plant and equipment

G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

Revenue recognition

H.	Revenue recognition

We sell our Lemin Superior Lemonade, now named OOH LA Lemin, through resellers and distributors. In evaluating the timing of the transfer of control of products to our distributors and resellers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. We recognize revenue from product sales to distributors and resellers when products that do not require further services by us are shipped, when there are no uncertainties surrounding product acceptance, and when collectability is reasonably assured.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.
2.	Identify the separate performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the separate performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine if disaggregation of revenues that would be meaningful. The Company’s revenue is earned from its sale of Lemin Superior Lemonade, now named OOH LA Lemin, and is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The sales from the Company’s beverages are organized as one reportable segment.

H.	Revenue recognition

The Company product sales include Lemin branded lemonade drinks. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.
2.	Identify the separate performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the separate performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages and is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment

Cost of revenue

I.	Cost of revenue

Cost of revenues consists primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

I.	Cost of revenue

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

Impairment of long-lived assets

J.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

J.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and 2019 and determined long-lived assets were not impaired.

Income taxes

K.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and December 31, 2019, respectively.

K.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and December 31, 2019, respectively.

Advertising costs

L.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the one month ended January 31, 2021 and 2020, were approximately $286 and $2,195, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

L.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the year ended December 31, 2020 and 2019, were approximately $53,597 and $0, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Concentration of Credit Risk

M.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

M.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share

N.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

N.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

Segments

O.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified one operating segment that reports revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of the Company’s operating segment.

O.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified one operating segment that reports revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of the Company’s operating segment.

Recently issued accounting pronouncements

P.	Recently issued accounting pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending September 30, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

P.	Recently issued accounting pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending September 30, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.